ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
ASSET RETIREMENT OBLIGATIONS.
Schedule of changes to asset retirement obligation liabilities

        The following table describes changes to our asset retirement obligation liabilities (dollars in millions):

	December 31,
	2015	2014
Asset retirement obligations at beginning of year	$26	$29
Accretion expense	3	2
Liabilities incurred	—	—
Liabilities assumed in connection with the Rockwood Acquisition	30	—
Liabilities settled	(1)	(2)
Foreign currency effect on reserve balance	(6)	(3)

Asset retirement obligations at end of year	$52	$26